DEBENTURES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Balance as of January 1, 2015	$ 0
Issuance of convertible and secured debentures, net	58,394
Accrued interest	476
Premium and issuance costs Amortization	103		$ 0	$ 670
Foreign currency translation adjustments	(357)
Balance as of December 31, 2015	$ 58,497	[1]	$ 0

[1]	include short term accrued interest of $213